Shareholder Report, Average Annual Return (Details)	12 Months Ended	13 Months Ended	16 Months Ended	22 Months Ended	28 Months Ended	30 Months Ended	60 Months Ended	65 Months Ended	80 Months Ended	87 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000255834
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000229356
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000183970
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000218348
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000247047
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF
C000247048
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF
C000247050
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF
C000243085
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF
C000229357
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF
C000015260
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000015261
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000244515
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF
Without Sales Load [Member] | C000255834
Average Annual Return [Line Items]
Average Annual Return, Percent	4.86%	4.75%
Without Sales Load [Member] | C000229356
Average Annual Return [Line Items]
Average Annual Return, Percent	7.39%						1.77%			3.36%
Without Sales Load [Member] | C000183970
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%						5.34%			5.14%
Without Sales Load [Member] | C000218348
Average Annual Return [Line Items]
Average Annual Return, Percent	0.01%						8.12%	12.33%
Without Sales Load [Member] | C000247047
Average Annual Return [Line Items]
Average Annual Return, Percent	21.83%			18.85%
Without Sales Load [Member] | C000247048
Average Annual Return [Line Items]
Average Annual Return, Percent	12.91%		10.07%
Without Sales Load [Member] | C000247050
Average Annual Return [Line Items]
Average Annual Return, Percent	0.04%			(4.51%)
Without Sales Load [Member] | C000243085
Average Annual Return [Line Items]
Average Annual Return, Percent	14.13%					12.02%
Without Sales Load [Member] | C000229357
Average Annual Return [Line Items]
Average Annual Return, Percent	13.85%						8.52%		8.28%
Without Sales Load [Member] | C000015260
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%						2.24%				7.61%
Without Sales Load [Member] | C000015261
Average Annual Return [Line Items]
Average Annual Return, Percent	30.21%						5.90%				5.48%
Without Sales Load [Member] | C000244515
Average Annual Return [Line Items]
Average Annual Return, Percent	1.53%				7.93%
Litman Gregory Index: Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Bond Index
Average Annual Return, Percent	5.18%	4.22%
Litman Gregory Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)			2.14%
Litman Gregory Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)			2.14%
Litman Gregory Index: MSCI China All Shares Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index
Average Annual Return, Percent	28.94%			24.88%
Litman Gregory Index: MSCI Emerging Markets ex China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex China Index
Average Annual Return, Percent	34.61%		21.83%
Litman Gregory Index: MSCI ACWI Ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index
Average Annual Return, Percent	32.39%			17.80%
Litman Gregory Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	17.37%					20.72%
Litman Gregory Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%						(0.36%)		1.60%
Litman Gregory Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	21.09%						12.15%				12.17%
Litman Gregory Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%						8.92%				8.18%
Litman Gregory Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.34%				20.06%
Litman Gregory Index: Morningstar Muni National Intermediate Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Muni National Intermediate Category
Average Annual Return, Percent	4.35%	3.54%
Litman Gregory Index: Bloomberg US Interm Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Interm Credit Index
Average Annual Return, Percent	7.88%						1.54%			3.41%
Litman Gregory Index: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Average Annual Return, Percent	5.39%						1.98%			2.51%
Litman Gregory Index: Morningstar Nontraditional Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Nontraditional Bond Category
Average Annual Return, Percent	5.66%						2.62%			2.89%
Litman Gregory Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	12.81%						6.09%	11.49%
Litman Gregory Index: Morningstar US Small Blend Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Blend Category
Average Annual Return, Percent	7.74%						7.42%	11.91%
Litman Gregory Index: Morningstar China Region Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar China Region Category
Average Annual Return, Percent	30.46%			22.54%
Litman Gregory Index: Morningstar Diversified Emerging Markets Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Diversified Emerging Markets Category
Average Annual Return, Percent	30.19%		23.06%
Litman Gregory Index: Morningstar Foreign Large Growth Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Foreign Large Growth Category
Average Annual Return, Percent	19.45%			9.68%
Litman Gregory Index: Morningstar Large Value Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Large Value Category
Average Annual Return, Percent	14.90%					14.81%
Litman Gregory Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	15.91%					14.94%
Litman Gregory Index: Morningstar Systematic Trend Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Systematic Trend Category
Average Annual Return, Percent	3.58%						3.90%		3.55%
Litman Gregory Index: SG CTA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SG CTA Index
Average Annual Return, Percent	(0.11%)						4.73%		4.44%
Litman Gregory Index: Morningstar Global Large-Stock Blend Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Large-Stock Blend Category
Average Annual Return, Percent	19.16%						8.84%				9.85%
Litman Gregory Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.34%						11.19%				11.72%
Litman Gregory Index: Morningstar Foreign Large Blend Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Foreign Large Blend Category
Average Annual Return, Percent	30.11%						7.95%				7.67%
Litman Gregory Index: Morningstar Global Large-Stock Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Large-Stock Growth
Average Annual Return, Percent	15.87%				16.28%